CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Aerospace/Defense - 1.6%
Lockheed Martin Corp.	3,091	$1,502,041
RTX Corp.	13,258	1,534,215
		3,036,256

Agriculture - 1.5%
Altria Group, Inc.	28,669	1,499,102
Philip Morris International, Inc.	11,741	1,413,029
		2,912,131

Airlines - 0.9%
Delta Air Lines, Inc.	30,339	1,835,510

Auto Manufacturers - 0.4%
Cummins, Inc.	2,388	832,457

Auto Parts & Equipment - 0.5%
Aptiv PLC (a)	15,010	907,805

Banks - 7.8%
Citigroup, Inc.	31,631	2,226,506
JPMorgan Chase & Co.	10,875	2,606,846
Northern Trust Corp.	16,704	1,712,160
Regions Financial Corp.	74,849	1,760,448
Truist Financial Corp.	40,194	1,743,616
US Bancorp	32,412	1,550,266
Wells Fargo & Co.	51,193	3,595,797
		15,195,639

Biotechnology - 2.1%
Biogen, Inc. (a)	8,239	1,259,908
Corteva, Inc. (b)	13,235	753,866
Gilead Sciences, Inc.	21,412	1,977,826
		3,991,600

Building Materials - 1.1%
Masco Corp.	19,487	1,414,172
Owens Corning	3,966	675,489
		2,089,661

Chemicals - 1.5%
DuPont de Nemours, Inc.	8,931	680,989
LyondellBasell Industries NV - Class A	12,856	954,815
PPG Industries, Inc.	10,072	1,203,100
		2,838,904

Commercial Services - 1.7%
Block, Inc. (a)	11,912	1,012,401
Moody's Corp.	1,671	791,001
S&P Global, Inc.	3,137	1,562,320
		3,365,722

Computers - 2.7%
Cognizant Technology Solutions Corp. - Class A	9,810	754,389
Dell Technologies, Inc. - Class C	6,016	693,284
Leidos Holdings, Inc.	10,841	$1,561,755
NetApp, Inc.	12,651	1,468,528
TE Connectivity PLC	4,927	704,413
		5,182,369

Cosmetics/Personal Care - 0.3%
Estee Lauder Cos., Inc. - Class A	8,107	607,863

Diversified Financial Services - 4.7%
Apollo Global Management, Inc.	6,461	1,067,099
Charles Schwab Corp/The	23,724	1,755,813
Discover Financial Services	4,753	823,362
Mastercard, Inc. - Class A	3,115	1,640,266
T Rowe Price Group, Inc.	14,013	1,584,730
TPG, Inc.	11,606	729,321
Visa, Inc. - Class A	5,011	1,583,676
		9,184,267

Electric - 3.9%
Constellation Energy Corp.	3,224	721,241
Edison International	8,550	682,632
Entergy Corp.	12,534	950,328
NextEra Energy, Inc.	11,042	791,601
NRG Energy, Inc.	8,856	798,988
PG&E Corp.	79,031	1,594,846
Vistra Corp.	15,472	2,133,124
		7,672,760

Electronics - 1.2%
Fortive Corp.	20,391	1,529,325
Honeywell International, Inc.	3,536	798,747
		2,328,072

Environmental Control - 0.4%
Pentair PLC	8,548	860,271

Food - 3.1%
Conagra Brands, Inc.	22,507	624,569
General Mills, Inc. (b)	25,159	1,604,390
Kraft Heinz Co/The	51,748	1,589,181
Kroger Co/The	13,601	831,701
Sysco Corp.	8,839	675,830
Tyson Foods, Inc. - Class A	12,507	718,402
		6,044,073

Gas - 0.4%
NiSource, Inc.	20,818	765,270

Hand/Machine Tools - 0.4%
Snap-on, Inc.	2,552	866,353

Healthcare-Products - 1.6%
Baxter International, Inc. (b)	39,819	1,161,122
Hologic, Inc. (a)	16,409	1,182,925
Medtronic Plc	7,541	602,375
Solventum Corp. (a)	3,096	204,522
		3,150,944

Healthcare-Services - 2.4%
Centene Corp. (a)	26,907	1,630,026
HCA Healthcare, Inc.	4,807	$1,442,821
Universal Health Services, Inc. - Class B	8,395	1,506,231
		4,579,078

Household Products/Wares - 1.3%
Avery Dennison Corp.	6,714	1,256,391
Kimberly-Clark Corp.	9,818	1,286,551
		2,542,942

Insurance - 5.5%
American International Group, Inc.	8,660	630,448
Corebridge Financial, Inc.	23,338	698,506
Fidelity National Financial, Inc. (b)	29,291	1,644,397
Hartford Financial Services Group Inc/The	13,612	1,489,153
MetLife, Inc.	19,323	1,582,167
Principal Financial Group, Inc. (b)	16,414	1,270,608
Travelers Cos, Inc./The	7,002	1,686,711
Willis Towers Watson Plc	4,906	1,536,755
		10,538,745

Internet - 7.6%
Alphabet, Inc. - Class A	9,403	1,779,988
Booking Holdings, Inc.	390	1,937,684
DoorDash, Inc. - Class A (a)	12,231	2,051,750
eBay, Inc.	29,343	1,817,799
Expedia Group, Inc. (a)	9,612	1,791,004
Meta Platforms, Inc. - Class A	6,114	3,579,808
Pinterest, Inc. - Class A (a)	17,636	511,444
VeriSign, Inc. (a)	5,919	1,224,996
		14,694,473

Machinery-Construction & Mining - 1.2%
Caterpillar, Inc.	4,089	1,483,325
Westinghouse Air Brake Technologies Corp.	4,530	858,843
		2,342,168

Machinery-Diversified - 0.9%
Dover Corp.	9,004	1,689,150

Media - 2.4%
Comcast Corp. - Class A	54,010	2,026,995
Walt Disney Co/The	23,809	2,651,132
		4,678,127

Mining - 0.6%
Newmont Corp.	30,529	1,136,289

Miscellaneous Manufacturing - 1.5%
3M Co.	12,513	1,615,303
Textron, Inc.	17,789	1,360,681
		2,975,984

Oil & Gas Services - 0.4%
Baker Hughes Co. (b)	20,712	849,606

Oil and Gas - 6.1%
Chevron Corp.	8,475	1,227,519
ConocoPhillips	27,067	2,684,234
Coterra Energy, Inc.	58,412	1,491,842
Devon Energy Corp.	31,508	1,031,257
Dominion Energy, Inc.	14,309	$770,683
EOG Resources, Inc.	11,272	1,381,722
Marathon Petroleum Corp.	3,843	536,099
Occidental Petroleum Corp. (b)	31,886	1,575,487
Schlumberger NV	29,073	1,114,659
		11,813,502

Packaging and Containers - 0.3%
Amcor Plc (b)	65,303	614,501

Pharmaceuticals - 7.3%
AbbVie, Inc.	9,028	1,604,276
Bristol-Myers Squibb Co.	39,820	2,252,219
Cigna Group/The	4,158	1,148,190
Johnson & Johnson	25,269	3,654,402
Merck & Co., Inc.	25,183	2,505,205
Neurocrine Biosciences, Inc. (a)	5,057	690,281
Pfizer, Inc.	62,397	1,655,392
Teva Pharmaceutical Industries Ltd. - ADR (a)	39,295	866,062
		14,376,027

Real Estate Investment Trusts (REITs) - 4.6%
Agree Realty Corp. (b)	4,549	320,477
American Homes 4 Rent - Class A	8,148	304,898
CubeSmart	14,623	626,596
Equity LifeStyle Properties, Inc.	10,605	706,293
Equity Residential	5,068	363,680
First Industrial Realty Trust, Inc.	14,672	735,507
Gaming and Leisure Properties, Inc. (b)	13,391	644,911
Host Hotels & Resorts, Inc.	38,056	666,741
Kimco Realty Corp. (b)	15,528	363,821
Lamar Advertising Co. - Class A (b)	6,157	749,552
Mid-America Apartment Communities, Inc.	4,522	698,966
NNN REIT, Inc.	16,298	665,773
Realty Income Corp.	11,950	638,250
SBA Communications Corp.	2,568	523,358
STAG Industrial, Inc.	8,285	280,199
VICI Properties, Inc.	11,653	340,384
WP Carey, Inc. (b)	6,227	339,247
		8,968,653

Retail - 2.7%
Best Buy Co., Inc.	8,101	695,066
Home Depot Inc/The	1,875	729,356
Target Corp.	9,982	1,349,367
TJX Cos., Inc.	7,285	880,101
Ulta Beauty, Inc. (a)	3,534	1,537,042
		5,190,932

Semiconductors - 3.4%
Advanced Micro Devices, Inc. (a)	8,707	1,051,719
Applied Materials, Inc.	5,804	943,905
Lam Research Corp.	16,944	1,223,865
Micron Technology, Inc.	10,126	852,204
NXP Semiconductors NV	2,776	576,992
QUALCOMM, Inc.	8,276	1,271,359
Teradyne, Inc.	5,748	723,788
		6,643,832

Software - 8.2%
Adobe, Inc. (a)	1,255	$558,073
Akamai Technologies, Inc. (a)	6,045	578,204
AppLovin Corp. - Class A (a)	3,090	1,000,635
Atlassian Corp. - Class A (a)(b)	7,104	1,728,972
Broadridge Financial Solutions, Inc.	3,342	755,593
Datadog, Inc. - Class A (a)(b)	5,374	767,891
Electronic Arts, Inc.	10,205	1,492,992
Microsoft Corp.	3,468	1,461,762
MSCI, Inc.	2,461	1,476,625
Salesforce, Inc.	4,626	1,546,611
ServiceNow, Inc. (a)	812	860,817
SS&C Technologies Holdings, Inc.	10,964	830,852
Veeva Systems, Inc. - Class A (a)	3,476	730,829
Workday, Inc. - Class A (a)(b)	2,765	713,453
Zoom Communications, Inc. - Class A (a)(b)	18,886	1,541,286
		16,044,595

Telecommunications - 3.2%
Cisco Systems, Inc.	51,531	3,050,635
T-Mobile US, Inc.	6,846	1,511,118
Verizon Communications, Inc.	40,489	1,619,155
		6,180,908

Transportation - 2.2%
CSX Corp.	42,726	1,378,768
FedEx Corp. (b)	5,250	1,476,982
United Parcel Service, Inc. - Class B	10,617	1,338,804
		4,194,554
TOTAL COMMON STOCKS (Cost $169,161,163)		193,721,993

SHORT-TERM INVESTMENTS - 7.2%		Value
Investments Purchased with Proceeds from Securities Lending - 6.9%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.95% (c)	13,493,226	13,493,226

Money Market Funds - 0.3%	Shares
First American Government Obligations Fund - Class X, 4.56% (c)	535,233	535,233
TOTAL SHORT-TERM INVESTMENTS (Cost $14,028,459)		14,028,459

TOTAL INVESTMENTS - 106.8% (Cost $183,189,622)		207,750,452
Liabilities in Excess of Other Assets - (6.8)%		(13,269,118)
TOTAL NET ASSETS - 100.0%		$194,481,334
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $13,211,124 which represented 6.8% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

CornerCap Fundametrics® Large-Cap ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$193,721,993	$–	$–	$193,721,993
Investments Purchased with Proceeds from Securities Lending	13,493,226	–	–	13,493,226
Money Market Funds	535,233	–	–	535,233
Total Investments	$207,750,452	$–	$–	$207,750,452

Refer to the Schedule of Investments for further disaggregation of investment categories.